Note 17 - Fair Value of Financial Instruments (Tables)	6 Months Ended
Apr. 30, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
(thousands of Canadian dollars)
	April 30, 2024					October 31, 2023
	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value

Assets
Cash	$198,808	$198,808	$-	$-	$198,808	$132,242	$132,242	$-	$-	$132,242
Securities	103,769	103,769	-	-	103,769	167,940	167,940	-	-	167,940
Loans	4,018,458	-	-	4,011,986	4,011,986	3,850,404	-	-	3,837,599	3,837,599
Derivatives	1,052	-	1,052	-	1,052	1,517	-	1,517	-	1,517
Other financial assets	953	-	-	953	953	953	-	-	953	953

Liabilities
Deposits	$3,693,495	$-	$-	$3,661,067	$3,661,067	$3,533,366	$-	$-	$3,436,491	$3,436,491
Subordinated notes payable	101,108	-	98,831	-	98,831	106,850	-	109,033	-	109,033
Other financial liabilities	189,157	-	-	189,157	189,157	176,039	-	-	176,039	176,039